Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income before taxes on income, as reported in the statements of income		$ 974	$ 3,404	$ 1,092
Statutory tax rate (in Israel)		23.00%	23.00%	23.00%
Theoretical tax expense		$ 224	$ 783	$ 251
Add (less) - the tax effect of:
Surplus Profit Levy Tax		62	265	0
Reduced tax due to tax benefits		(17)	(95)	(64)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries		(32)	1	(10)
Tax on dividend		4	5	3
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses		52	(29)	(8)
Taxes in respect of prior years	[1]	(11)	271	93
Differences in measurement basis		2	(21)	(8)
Other Differences		3	5	3
Taxes on income included in the income statements		$ 287	$ 1,185	$ 260

[1]	For 2022, included the settlement agreement related to surplus profit levy, as described above.